Listing Expenses	12 Months Ended
Dec. 31, 2020
Disclosure Of Listing Expenses [Abstract]
Listing expenses

7.	Listing expenses

As described in note 1, the Transaction led to a share listing expense. The Company issued shares and warrants with a fair value of €194.2 million to HL shareholders, comprised of the fair value of the Company’s shares that were issued to HL shareholders of $23.96 (€19.77) per share, as well as the fair value of the Company’s tradeable warrants of $8.11 (€6.69) and non-tradeable warrants of $7.71 (€6.34) per warrant (price of HL shares and warrants at the acquisition date). In exchange, the Company received the identifiable net assets held by HL Acquisitions, which had a fair value upon closing of €44.4 million. The excess of the fair value of the equity instruments issued over the fair value of the identified net assets received, represents a non-cash expense in accordance with IFRS 2. This one-time expense as a result of the Transaction, in the amount of €149.4 million, is recognised as a share listing expense presented as part of the financial result within the Consolidated Statement of Profit or Loss.

In addition, the Company incurred share listing expenses of €27.7 million relating to the PIPE investors. Without the PIPE investors the Transaction would not have proceeded. The fair value of the equity instruments issued to the PIPE investors was €48.4 million. In exchange, the Company received cash of $25.0 million (€20.7 million). The excess of the fair value of equity instruments issued over the cash acquired of €27.7 million has also been recorded as a non-cash IFRS 2 expense.

Details of the share listing expense are set out below: (Euros in thousands, except share and per share data).

Description	Amount $	Amount €’000	Number of shares/ warrants
HL Transaction
(a) HL Ordinary Shares			7,033,356
(b) Closing price of HL Ordinary Shares on Nasdaq as at December 4, 2020	$23.96	€19.767
(c) Fair value of Company shares issued to HL shareholders (a*b)		€139,027
(d) Outstanding HL Warrants on December 4, 2020			8,250,000
(e) Closing price of HL Warrants on Nasdaq as at December 4, 2020
Tradeable warrants	$8.11	€6.691	7,139,108
Non-tradeable warrants	$7.71	€6.357	1,110,892
(f) Fair value of outstanding HL Warrants (d*e)		€54,827
Total fair value of HL Ordinary Shares and HL Warrants (c+f)		€193,854
HL’s identifiable net assets		€44,420
IFRS 2 Expense on the closing date		€149,434
PIPE Transaction
(a) PIPE Ordinary Shares			2,450,000
(b) Closing price of PIPE Ordinary Shares on Nasdaq as at December 4, 2020	$23.96	€19.767
(c) Fair value of Company shares issued to PIPE investors (a*b)		€48,429
PIPE’s identifiable net assets		€20,717
IFRS 2 Expense on the closing date		€27,712
Total IFRS 2 Expense		€177,146

Total cash proceeds received		€65,138
Expense of share issue		€(4,996)
Cash proceeds		€60,142